UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23171

NB Crossroads Private Markets Fund IV (TI) - Client LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Financial Statements

For the year ended March 31, 2018

NB Crossroads Private Markets Fund IV (TI) - Client LLC

For the year ended March 31, 2018

NB Crossroads Private Markets Fund IV (TI) – Client LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of March 31, 2018

Assets

Investment in the Company, at fair value	$42,132,124
Cash and cash equivalents	10,472,285
Other receivables	32,500
Interest receivable	12,829

Total Assets	$52,649,738

Liabilities

Distribution and servicing fees payable	$413,495
Tax fees payable	50,000
Audit fees payable	20,524
Administration service fees payable	4,875
Due to affiliates	572
Other payables	8,438

Total Liabilities	497,904

Commitments and contingencies (Note 4)

Members’ Equity - Net Assets	$52,151,834

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$53,754,246
Accumulated net investment loss	(3,969,089)
Accumulated net unrealized appreciation on investments	2,366,677

Total Members' Equity - Net Assets	$52,151,834

Units of Membership Interests outstanding (unlimited units authorized)	89,531.29
Net Asset Value Per Unit	$582.50

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC
are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund IV (TI) – Client LLC

Statement of Operations

For year ended March 31, 2018

Net Investment Loss Allocated from the Company:

Interest income	$22,745
Expenses	(978,231)

Total Net Investment Loss Allocated from the Company	(955,486)

Fund Income:

Other income	20,324
Interest income	72,298

Total Fund Income	92,622

Fund Expenses:

Distribution and servicing fees	1,747,890
Tax fees expense	50,000
Audit fees	20,874
Administration service fees	19,500
Offering expenses	17,621
Organizational expenses	650
Other fees	43,941

Total Fund Expenses	1,900,476

Net Investment Loss	(2,763,340)

Net Change in Unrealized Gain on Investment in the Company (Note 2)

Net change in unrealized appreciation on investment in the Company	2,366,677

Net Change in Unrealized Gain on Investment in the Company	2,366,677

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(396,663)

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC

are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Statement of Changes in Members’ Equity – Net Assets

For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017

Total Members
Members' committed capital	$175,528,000

Members' equity at November 15, 2016	$-
Capital contributions	3,510,560
Net investment loss	(1,205,749)
Members' equity at March 31, 2017	$2,304,811

For the year ended March 31, 2018

Total Members
Members' committed capital	$206,747,100

Members' equity at April 1, 2017	$2,304,811
Capital contributions	50,243,686
Net investment loss	(2,763,340)
Net change in unrealized appreciation on investment in the Company	2,366,677
Members' equity at March 31, 2018	$52,151,834

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC

are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Statement of Cash Flows

For the year ended March 31, 2018

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$(396,663)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Company	(39,594,140)
Change in fair value of investment in the Company	(1,411,191)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	(11,990)
(Increase) decrease in prepaid offering expenses	12,877
(Increase) decrease in due from Company	14,439
Increase (decrease) in distribution and servicing fees payable	985
Increase (decrease) in tax fees payable	50,000
Increase (decrease) in audit fees payable	3,000
Increase (decrease) in administration service fees payable	(2,490)
Increase (decrease) in due to affiliaties	310
Increase (decrease) in offering expenses payable	(13,444)
Increase (decrease) in organizational cost payable	(500)
Increase (decrease) in other payables	3,197

Net cash provided by (used in) operating activities	(41,345,610)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	50,211,186
Net cash provided by (used in) financing activities	50,211,186

Net change in cash and cash equivalents	8,865,576
Cash and cash equivalents at the beginning of the year	1,606,709

Cash and cash equivalents at the end of the year	$10,472,285

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC

are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Financial Highlights

	For the year ended March 31, 2018	Period from November 15, 2016 (Commencement of Operations) through March 31, 2017
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$596.94	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(46.27)	(403.06)
Net change in unrealized gain on investments	31.83	-
Net decrease in net assets resulting from operations after incentive carried interest	(14.44)	(403.06)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-	-
NET ASSET VALUE, END OF PERIOD	$582.50	$596.94
TOTAL NET ASSET VALUE RETURN (1), (2)	(2.42)%	(34.35	)%(3)

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	$52,152	$2,305
Ratios to Average Members' Equity - Net Assets: (4)
Expenses excluding incentive carried interest	9.73%	289.62	%(5)
Net change in incentive carried interest	-	-
Expenses including incentive carried interest	9.73%	289.62	%(5)
Net investment loss excluding incentive carried interest	(9.34)%	(285.14)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before and after incentive carried interest (6)	(3.73)%	(76.84)%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TI Fund during the period and assumes distributions, if any, were reinvested. The TI Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the TI Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on November 15, 2016 (Commencement of operations) through March 31, 2017. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(4)	Ratios include expenses allocated from the Company.
(5)	Annualized (except for organizational expenses, legal fees, and audit expenses). For the period ended March 31, 2017, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For year ended March 31, 2017, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC

are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to Financial Statements

Year ended March 31, 2018

1. Organization

NB Crossroads Private Markets Fund IV (TI), LLC (the “TI Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TI Fund was organized as a Delaware limited liability company on February 29, 2016. The TI Fund commenced operations on November 15, 2016. The duration of the TI Fund is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the TI Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TI Fund may be extended by majority interest of its Members as defined in the TI Fund’s limited liability company agreements (the “LLC Agreement”).

The TI Fund’s investment objective is to provide attractive long-term returns. The TI Fund pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”). The Company seeks to achieve its objective primarily by investing in a diversified global portfolio of high quality third party private equity funds (“Portfolio Funds”) and by co-investing directly in portfolio companies. Neither the Company, the TI Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TI Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TI Fund's financial statements. The percentage of the Company's members' contributed capital owned by the TI Fund at March 31, 2018 was approximately 61.84%.

The Board has overall responsibility to manage and supervise the operation of the TI Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TI Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TI Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to manage the day-to-day operations of the TI Fund.

2. Significant Accounting Policies

The TI Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

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NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to Financial Statements

Year ended March 31, 2018

A. Basis of Accounting

The TI Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TI Fund are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the TI Fund in the preparation of its financial statements.

B. Valuation of Investments

The value of the TI Fund's investment in the Company reflects the TI Fund's proportionate interest in the total members' contributed capital of the Company at March 31, 2018. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to these financial statements.

C. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TI Fund’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Members' Capital can include deposits in money market accounts, which are classified as Level 1 assets. As of March 31, 2018, the TI Fund held $10,472,285 in an overnight sweep that is deposited into a money market account.

D. Offering Costs

Offering costs are costs incidental to the issuing and marketing of interests in a partnership and are non-recurring in nature. As the TI Fund had a continuous offering period, offering costs were amortized to expense over a 12 month period on a straight-line basis. As of March 31, 2018, offering costs of $17,621 are included in the Statement of Operations.

E. Organization Costs

The TI Fund incurred and expensed $650 in organizational expenses for the year ended March 31, 2018.

F. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

G. Investment Gains and Losses

The TI Fund records its share of the Company's investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TI Fund's aggregate commitment to

7

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to Financial Statements

Year ended March 31, 2018

the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to these financial statements.

H. Income Taxes

The TI Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The TI Fund has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TI Fund's investment in the Company for federal income tax purposes is based on amounts reported to the TI Fund on Schedule K-1 from the Company. Based on the amounts reported to the TI Fund on Schedule K-1 (where available) as of December 31, 2016, and after adjustment for purchases and sales between December 31, 2016 and March 31, 2018, the estimated cost of the TI Fund’s investment in the Company at March 31, 2018, for federal income tax purposes aggregated $41,252,184. The net and gross unrealized appreciation for federal income tax purposes on the TI Fund's investment in the Company was estimated to be $879,940.

The TI Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TI Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2016 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the TI Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TI Fund’s financial statements for the year ended March 31, 2018. The TI Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended March 31, 2018, the TI Fund did not incur any interest or penalties.

I. Restrictions on Transfers

Interests of the TI Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

8

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to Financial Statements

Year ended March 31, 2018

J. Fund Expenses

The TI Fund bears its own expenses and, indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: distribution and servicing fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

3. Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

In consideration for the services provided under the Placement Agreement, the TI Fund pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”) a distribution and servicing Fee (the "Distribution and Servicing Fee") quarterly in arrears at the annual rate of 0.80% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Members’ total commitments, determined and accrued as of the last day of each calendar quarter. For the year ended March 31, 2018, the TI Fund incurred Distribution and Servicing Fee totaling $1,747,890.

Pursuant to an Administrative and Accounting Services Agreement, the TI Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial accounting, tax preparation, and investor services to the TI Fund. In consideration for these services, the TI Fund pays the Administrator a fixed fee of $4,875 per calendar quarter. For the year ended March 31, 2018, the TI Fund incurred administration service fees totaling $19,500.

The Board consists of six managers, each of whom is not an “interested person” of the TI Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $35,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the year ended March 31, 2018, the Company incurred $210,000 in Independent Managers’ fees, of which $129,872 was allocated to the TI Fund.

As of March 31, 2018, four Members had ownership of approximately 12.09%, 9.67%, 8.94%, and 6.85% of the TI Fund’s total commitments and are deemed “affiliated members”, as defined in the Investment Company Act, (the “Affiliated Members”). The affiliation between the Affiliated Members and the TI Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Members

At March 31, 2018 and 2017 capital commitments from Members totaled $206,747,100 and $175,528,000, respectively. Capital contributions received by the TI Fund with regard to satisfying Member commitments totaled $53,754,246 and $3,510,560, respectively, which represents approximately 26% and 2% of committed capital at March 31, 2018 and 2017, respectively.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During

9

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to Financial Statements

Year ended March 31, 2018

the year ended March 31, 2018 and 2017, the TI Fund issued 85,670.23 and 3,861.06 units, respectively.

The net profits or net losses of the TI Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the TI Fund’s limited liability company agreement. Distributions from the TI Fund are made in the following priority:

(a) First, to Members of the TI Fund until they have received a 125% return of all drawn commitments; and

(b) Then, a 93.5% - 6.5% split between the Members and the Special Member (as defined in Note 1 of the Company’s notes), respectively. The Special Member will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

Incentive carried interest is accrued based on the net asset value (“NAV”) of the TI Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Special Member in the period in which it occurs. At March 31, 2018, the accrued and unpaid Incentive Carried Interest was $0.

5. Indemnifications

In the normal course of business, the TI Fund enters into contracts that provide general indemnifications. The TI Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TI Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements

10

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to Financial Statements

Year ended March 31, 2018

in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the TI Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Subsequent Events

The TI Fund has evaluated all events subsequent to the balance sheet date of March 31, 2018, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

11

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers

NB Crossroads Private Markets Fund IV (TI) – Client LLC:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and members’ equity – net assets of NB Crossroads Private Markets Fund IV (TI) – Client LLC (the Company), as of March 31, 2018, the related statements of operations and cash flows for the year then ended, the statements of changes in members’ equity – net assets for the year ended March 31, 2018 and the period from November 15, 2016 (commencement of operations) through March 31, 2017, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from November 15, 2016 through March 31, 2017. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company as of March 31, 2018, the results of its operations and cash flows for the year then ended, the changes in its net assets and the financial highlights for the year ended March 31, 2018 and the period from November 15, 2016 through March 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification of investments owned as of March 31, 2018, by examination of the underlying records of NB Crossroads Private Markets Fund IV Holdings LLC. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Excelsior and NB Crossroads Private Markets investment companies since 2016.

Boston, Massachusetts

May 30, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

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NB Crossroads Private Markets Fund IV (TI) - Client LLC

Additional Information (Unaudited)

March 31, 2018

Proxy Voting and Form N-Q

A description of the TI Fund’s policies and procedures used to determine how to vote proxies relating to the TI Fund’s portfolio securities, as well as information regarding proxy votes cast by the TI Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TI Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TI Fund did not receive any proxy solicitations during the year ended March 31, 2018.

The TI Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The TI Fund’s Forms N-Q (i) are available at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) may be obtained at no charge by calling the TI Fund at 212-476-8800.

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NB Crossroads Private Markets Fund IV (TI) - Client LLC

Board of Managers of the Company (Unaudited)

March 31, 2018

Information pertaining to the Board of Managers of the Company is set forth below.

			Number of
			Funds in Fund
	Term of Office		Complex*
Name, Position(s) Held,	and Length of	Principal Occupation During Past 5	Overseen by	Other Directorships Held by Manager
Address, and Year of Birth	Time Served	Years	Manager	During Past 5 Years
Disinterested Managers

Virginia G. Breen, Manager 1290 Avenue of the Americas New York, NY 10104 (1964)	Term Indefinite – Since 2015	Partner, Chelsea Partners (7/11 to present); Partner, Sienna Ventures (2003 to 12/2011); Partner, Blue Rock Capital (8/1995 to 12/2011).	15	Director, Modus Link Global Solutions, Inc. (4/01 to 12/13); Director, Jones Lang LaSalle Property Trust, Inc.; Trustee/Director, UBS A&Q Registered Fund Complex (5 funds) and Director, Calamos Fund Complex (22 funds)

Alan Brott, Manager 1290 Avenue of the Americas New York, NY 10104 (1942)	Term Indefinite – Since Inception	Consultant (since 10/1991); Associate Professor, Columbia University (2000- 2017); Former Partner of Ernst & Young.	16	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Director of Stone Harbor Investment Funds (8 funds), Stone Harbor Emerging Markets Income Fund and Stone Harbor Emerging Markets Total Income Fund.

Victor F. Imbimbo, Jr., Manager 1290 Avenue of the Americas New York, NY 10104 (1952)	Term Indefinite – Since Inception	President and CEO of Caring Today, LLC, an information and support resource for the family caregiver market; Former President for North America TBWA\World Health, a division of TBWA Worldwide, and Executive Vice President of TBWA\New York.	16	Manager of Man FRM Alternative Multi-Strategy Fund LLC.

Thomas F. McDevitt, Manager 1290 Avenue of the Americas New York, NY 10104 (1956)	Term Indefinite – Since 2015	Managing Partner of Edgewood Capital Partners and President of Edgewood Capital Advisors (5/2002 to present).	15	Director of Jones Lang LaSalle Property Trust, Inc. (12/04 to 06/15)

Stephen V. Murphy, Manager 1290 Avenue of the Americas New York, NY 10104 (1945)	Term Indefinite – Since Inception	President of S.V. Murphy & Co, an investment banking firm.	16	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of The First of Long Island Corporation and The First National Bank of Long Island.

Thomas G. Yellin, Manager 1290 Avenue of the Americas New York, NY 10104 (1954)	Term Indefinite – Since Inception	President of The Documentary Group (since 6/2006); Former President of PJ Productions (from 8/2002 to 6/2006); Former Executive Producer of ABC News (from 8/1989 to 12/2002).	15	Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Manager of Man FRM Alternative Multi-Strategy Fund LLC.

* The “Fund Complex” consists of Excelsior Venture Partners III, LLC (“EVP III”), Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund III (Master), LLC, Excelsior Private Markets Fund III (TI), LLC, Excelsior Private Markets Fund III (TE), LLC, NB Crossroads Private Markets Fund IV Holdings LLC, NB Crossroads Private Markets Fund IV (TE) – Client LLC, NB Crossroads Private Markets Fund IV (TI) – Client LLC, NB Crossroads Private Markets Fund V Holdings LP, NB Crossroads Private Markets Fund V (TE) LP, NB Crossroads Private Markets Fund V (TI) LP, NB Crossroads Private Markets Fund V (TE) Advisory LP, NB Crossroads Private Markets Fund V (TI) Advisory LP, and UST Global Private Markets Fund, LLC. Each Manager serves on the board of managers/directors of each fund in the Fund Complex, except only Messrs. Brott, Imbimbo and Murphy serve on the board of managers of EVP III.

14

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Officers of the Company (Unaudited)

March 31, 2018

Information pertaining to the officers of the Company is set forth below.

	Position(s)	Term of Office and
	Held with the	Length of Time	Principal Occupation During Past 5
Name, Address* and Age	Company	Served	Years
Officers who are not Managers

Robert Conti (1956)	Chief Executive Officer and President	Term — Indefinite; Length — since 2015	Managing Director, Neuberger Berman LLC, since 2007; President - Mutual Funds, NBIA, since 2009. Formerly, Senior Vice President, Neuberger Berman LLC (2003-2006), Vice President, Neuberger Berman LLC (1999-2003).

James D. Bowden (1953)	Vice President	Term — Indefinite; Length — since 2015	Managing Director, Neuberger Berman LLC, since 2015. Formerly, Managing Director, Bank of America; Manager and Vice President, Merrill Lynch Alternative Investments LLC (2013-2015); Executive Vice President, Bank of America Capital Advisors LLC (1998-2013).

Claudia A. Brandon (1956)	Executive Vice President and Secretary	Term — Indefinite; Length — since 2015	Senior Vice President, Neuberger Berman LLC, since 2007 and Employee since 1999; Senior Vice President, NBIA, since 2008 and Assistant Secretary since 2004. Formerly, Vice President, Neuberger Berman LLC (2002-2006), Vice President – Mutual Fund Board Relations, NBIA (2000-2008), Vice President, NBIA (1986-1999) and Employee (1984-1999).

Mark Bonner (1977)	Assistant Treasurer	Term — Indefinite; Length — since 2015	Senior Vice President, Neuberger Berman LLC, since 2015. Formerly, Senior Vice President, Bank of America; Merrill Lynch Alternative Investments LLC (2006-2015); Manager, Advent International Corporation (2004-2006); Senior Associate, PricewaterhouseCoopers LLP (1999-2004).

15

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Officers of the Company (Unaudited)

March 31, 2018

Information pertaining to the officers of the Company is set forth below.

	Position(s)	Term of Office and
	Held with the	Length of Time	Principal Occupation During Past 5
Name, Address* and Age	Company	Served	Years
Officers who are not Managers

Corey A. Issing (1978)	Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002) and Anti-Money Laundering Compliance Officer	Term — Indefinite; Length — since 2016	General Counsel and Head of Compliance–Mutual Funds since 2016 and Managing Director, NBIA, since 2017. Formerly, Associate General Counsel (2015-2016), Counsel (2007-2015), Senior Vice President (2013-2016), Vice President (2009-2013).

Sheila James (1965)	Assistant Secretary	Term — Indefinite; Length — since 2015	Vice President, Neuberger Berman LLC, since 2008 and Employee since 1999; Vice President, NBIA, since 2008. Formerly, Assistant Vice President, Neuberger Berman LLC (2007-2008); Employee, NBIA (1991-1999).

Brian Kerrane (1969)	Vice President	Term — Indefinite; Length — since 2015	Managing Director, Neuberger Berman LLC, since 2013; Chief Operating Officer – Mutual Funds and Managing Director, NBIA, since 2015. Formerly, Senior Vice President, Neuberger Berman LLC (2006 to 2014), Vice President, NBIA (2008-2015) and Employee since 1991.

Josephine Marone (1963)	Assistant Secretary	Term — Indefinite; Length — since 2015	Senior Paralegal, Neuberger Berman LLC, since 2007 and Employee since 2007.

John M. McGovern (1970)	Treasurer	Term — Indefinite; Length — since 2015	Senior Vice President, Neuberger Berman LLC, since 2007; Senior Vice President, NBIA, since 2007 and Employee since 1993. Formerly, Vice President, Neuberger Berman LLC (2004-2006), Assistant Treasurer (2002-2005).

16

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Officers of the Company (Unaudited)

March 31, 2018

Information pertaining to the officers of the Company is set forth below.

	Position(s)	Term of Office and
	Held with the	Length of Time	Principal Occupation During Past 5
Name, Address* and Age	Company	Served	Years
Officers who are not Managers

Brien Smith (1957)	Vice President	Term — Indefinite; Length — since 2017	Managing DIrector, Neuberger Berman LLC, since 2005. Chief Operating Officer of NB Private Equity Division since 2017.

Chamaine Williams (1971)	Chief Compliance Officer	Term — Indefinite; Length — since 2015	Chief Compliance Officer – Mutual Funds and Senior Vice President, NBIA, since 2006. Formerly, Senior Vice President, Lehman Brothers (2007-2008), Vice President, Lehman Brothers (2003-2006), Chief Compliance Officer, Lehman Brothers Asset Management Inc. (2003-2007), Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC (2003-2007).

* The business address of each listed person is 1290 Avenue of the Americas, New York, NY 10104, except for James D. Bowden and Mark Bonner whose business address is 53 State Street, 13th Floor, Boston, MA 02109; and Brien Smith whose business address is 325 North Saint Paul St. 49th Floor Dallas, TX 75201.

All officers of the Company are employees and/or officers of the Registered Investment Adviser. Officers of the Company are elected by the Managers and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request.

17

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Statements

For the year ended March 31, 2018

NB Crossroads Private Markets Fund IV Holdings LLC

For the year ended March 31, 2018

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of March 31, 2018

Assets

Investments, at fair value (cost $64,500,835)	$68,327,686
Cash and cash equivalents	433,648
Prepaid insurance	34,149
Interest receivable	3,758
Due from feeder fund	2,169

Total Assets	$68,801,410

Liabilities

Advisory fees payable	$459,668
Due to portfolio fund	106,761
Audit fees payable	49,983
Tax fees payable	21,940
Due to affiliates	19,431
Administration service fees payable	16,250
Other payables	908

Total Liabilities	$674,941

Commitments and contingencies (Note 8)

Members’ Equity - Net Assets	$68,126,469

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$66,860,859
Accumulated net investment loss	(2,561,241)
Accumulated net unrealized appreciation on investments	3,826,851

Total Members' Equity - Net Assets	$68,126,469

Units of Membership Interests outstanding (unlimited units authorized)	471,413.62
Net Asset Value Per Unit	$144.52

The accompanying notes are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

March 31, 2018

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Fair Value

Large-cap Buyout (22.33%)
Carlyle Partners VII, L.P.	Primary	-	North America	$-
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018	North America	676,974
Cortefiel Co-Invest SCSp	Co-investment	10/2017	Europe	1,512,894
CVC Capital Partners VII, L.P.	Primary	-	Europe	-
Gorilla Aggregator L.P.	Co-investment	10/2017	North America	3,300,000
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	3,293,896
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	3,128,617
Uno Co-Invest L.P.	Co-investment	06/2017	North America	3,300,000
				15,212,381
Small and Mid-cap Buyout (52.32%)
BC Holdco, LLC	Co-investment	11/2017	North America	2,400,000
ByLight InvestCo LP	Co-investment	05/2017	North America	1,017,405
Charlesbank Equity Fund IX, L.P.	Primary	-	North America	-
CHG PPC Investor LLC	Co-investment	03/2018	North America	1,100,000
CI Capital Investors II, L.P.	Secondary	06/2017-12/2017	North America	245,105
EQT Mid Market Europe, L.P.	Primary	08/2017-12/2017	Europe	1,984,988
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017	Asia	1,073,569
Further Global Capital Partners, L.P.	Primary	03/2018	North America	2,970,720
KKR Global Infrastructure Investors III L.P.	Primary	-	North America	-
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-11/2017	Europe	3,744,690
MHS Acquisition Holdings, LLC	Co-investment	03/2017-03/2018	North America	999,577
MND Holdings I Corp	Co-investment	07/2017	North America	1,750,000
NB Excelitas LP	Co-investment	11/2017	North America	3,300,000
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-09/2017	North America	3,315,760
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-02/2018	North America	1,441,070
OHCP IV SF COI, L.P.	Co-investment	01/2018	North America	638,500
Optimum Evolution Fund SIF-Property II	Secondary	02/2018	Europe	2,531,638
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017	North America	3,055,111
Veritas Capital Fund VI, L.P.	Primary	06/2017-01/2018	North America	457,166
VSC RST Holdco, L.P.	Co-investment	08/2017	North America	2,740,310
Webster Capital IV, L.P.	Primary	-	North America	-
WR Environmental Aggregator LLC	Co-investment	04/2017	North America	880,000
				35,645,609
Special Situations (18.80%)
Apollo Investment Fund IX, L.P.	Primary	-	North America	-
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-11/2017	North America	4,679,953
Diligere Co-Investment Partners, LLC	Co-investment	02/2018	North America	1,300,000
Epiris Fund II L.P.	Primary	-	Europe	-
NB Arch LP	Co-investment	09/2017	North America	3,321,664
NB WM Co-Invest LP	Co-investment	09/2017	North America	3,507,814
Sycamore Partners III, L.P.	Primary	01/2018	North America	-
				12,809,431
Venture Capital (6.84%)
Alsop Louie Capital IV L.P.	Primary	11/2017-03/2018	North America	921,486
Battery Ventures XII, L.P.	Primary	03/2018	North America	35,861
Battery XII Side Fund, L.P.	Primary	03/2018	North America	15,067
Canaan XI L.P.	Primary	01/2018-03/2018	North America	454,218
DFJ Growth III, L.P.	Primary	05/2017-03/2018	North America	1,381,205
Hosen Capital Fund III, L.P.	Primary	04/2017-12/2017	Asia	997,987
Lantern Capital Partners Fund I (A), L.P	Primary	-	North America	-
Menlo Ventures XIV, L.P.	Primary	10/2017-02/2018	North America	648,933
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018	Europe	205,508
				4,660,265

Total Investments in Portfolio Funds (cost $64,500,835) (100.29%)				68,327,686
Other Assets & Liabilities (Net) (-0.29%)				(201,217)
Members' Equity - Net Assets (100.00%)				$68,126,469

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at March 31, 2018 aggregated $64,500,835. Total fair value of illiquid and restricted securities at March 31, 2018 was $68,327,686 or 100.29% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Operations

For the year ended March 31, 2018

Investment Income:

Interest income	$36,898

Total Investment Income	36,898

Operating Expenses:

Advisory fees	930,477
Legal fees	223,988
Independent Managers' fees	210,000
Offering expenses	70,205
Administration service fees	65,000
Audit fees	50,383
Organizational expenses	47,384
Tax fees expense	21,940
Other fees	85,912

Total Operating Expenses	1,705,289

Net Investment Loss	(1,668,391)

Net Change in Unrealized Gain on Investments (Note 2)
Net change in unrealized appreciation on investments	3,826,851

Net Change in Unrealized Gain on Investments	3,826,851

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$2,158,460

The accompanying notes are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Changes in Members’ Equity – Net Assets

For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017

	Members' Equity	Special Member	Total
Members' committed capital	$249,360,651	$-	$249,360,651

Members' equity at November 15, 2016	$-	$-	$-
Capital contributions	2,493,607	-	2,493,607
Net investment loss	(892,850)	-	(892,850)
Members' equity at March 31, 2017	$1,600,757	$-	$1,600,757

For the year ended March 31, 2018

	Members' Equity	Special Member	Total
Members' committed capital	$330,959,751	$3,344,543	$334,304,294

Members' equity at April 1, 2017	$1,600,757	$-	$1,600,757
Capital contributions	63,698,343	668,909	64,367,252
Net investment loss	(1,642,767)	(25,624)	(1,668,391)
Net change in unrealized
appreciation on investments	3,788,565	38,286	3,826,851
Members' equity at March 31, 2018	$67,444,898	$681,571	$68,126,469

The accompanying notes are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Cash Flows

For the year ended March 31, 2018

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$2,158,460
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Contributions to investments	(66,112,018)
Distributions received from investments in Portfolio Funds	2,677,944
Net change in unrealized (appreciation) depreciation on investments	(3,826,851)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	(34,149)
(Increase) decrease in interest receivable	(3,315)
(Increase) decrease in due from feeder fund	(2,169)
(Increase) decrease in prepaid offering expenses	60,239
Increase (decrease) in advisory fees payable	385,989
Increase (decrease) in audit fees payable	30,000
Increase (decrease) in tax fees payable	21,940
Increase (decrease) in due to affiliates	(388,338)
Increase (decrease) in administration service fees payable	(8,302)
Increase (decrease) in offering expenses payable	(1,728)
Increase (decrease) in due to feeder fund	(20,336)
Increase (decrease) in other payables	79

Net cash provided by (used in) operating activities	(65,062,555)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	64,367,252

Net cash provided by (used in) financing activities	64,367,252

Net change in cash and cash equivalents	(695,303)
Cash and cash equivalents at beginning of period	1,128,951

Cash and cash equivalents at end of year	$433,648

The accompanying notes are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Highlights

	For the year ended March 31, 2018	Period from November 15, 2016 (Commencement of Operations) through March 31, 2017
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$140.09	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(5.33)	(859.91)
Net unrealized gain on investments	9.76	-
Net increase in net assets resulting from operations	4.43	(859.91)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-	-
NET ASSET VALUE, END OF PERIOD	$144.52	$140.09
TOTAL NET ASSET VALUE RETURN (1), (2)	3.16%	(35.81	)%(3)

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$68,126	$1,601
Ratios to Average Members' Equity - Net Assets: (4)
Expenses	4.66%	759.27	%(6)
Net investment loss	(4.56)%	(757.67	)%(6)
Portfolio Turnover Rate (5)	9.09%	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	3.36%	(95.48)%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average Members' Equity - net assets is calculated for the Company taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on November 15, 2016 through March 31, 2017.
As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(4)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	Proceeds received from investments are included in the portfolio turnover rate.
(6)	Annualized (except for organizational expenses, legal fees, and audit expenses). For the period ended March 31, 2017, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For period ended March 31, 2017, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

6

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

Year ended March 31, 2018

1. Organization

NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on November 10, 2015. The Company commenced operations on November 15, 2016. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by majority-in-interest of its Members as defined in the Company’s limited liability company agreements (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in a diversified global portfolio of high quality third party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”) pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund IV (TI) - Client LLC (the “TI Fund”), NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “TE Fund”) and NB Crossroads Private Markets Fund IV (Offshore) - Client LLC (the “Offshore Fund” and together with the TI Fund and the TE Fund, the “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Company. The TE Fund and the Offshore Fund invest indirectly in the Company through NB Crossroads Private Markets Fund IV (Offshore), Client Ltd, a Cayman Islands exempted company (the “Offshore Company”). Each of the TI Fund and the TE Fund is a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Offshore Fund, a Cayman Islands limited liability company, is not registered as an investment company under the Investment Company Act.  The percentage of the Offshore Company's shareholder capital owned by the TE Fund and Offshore Fund is 92.21% and 7.79%, respectively. The financial position and results of operations of the Offshore Company have been consolidated within the TE Fund's and the Offshore Fund’s consolidated financial statements. The Offshore Company and the Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Offshore Company and the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment

7

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

Year ended March 31, 2018

Company Act organized as a corporation. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of March 31, 2018, the TI Fund’s and the TE Fund’s and the Offshore Fund’s ownership of the Company’s Members’ contributed capital was 61.84%, 34.26% and 2.90%, respectively, with a NB affiliate’s (“Special Member”) (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being 1%.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Valuation of Investments

The Company computes its Net Asset Value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment

8

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

Year ended March 31, 2018

in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of March 31, 2018.

9

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

Year ended March 31, 2018

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$-	$15,212,381	$15,212,381
Small and Mid-cap Buyout	-	-	2,823,569	32,822,040	35,645,609
Special Situations	-	-	-	12,809,431	12,809,431
Venture	-	-	-	4,660,265	4,660,265
Total	$-	$-	$2,823,569	$65,504,117	$68,327,686

Significant Unobservable Inputs

As of March 31, 2018, the Company had investments valued at $68,327,686. The fair value of investments valued at $65,504,117 in the Company's Schedule of Investments have been valued at the unadjusted net asset value reported by the managers of the investments. The fair value of the investments valued at $2,823,569 in the Company’s Schedule of Investments have been valued using recent a transactional value.

The following table includes a rollforward of the amounts as of March 31, 2018 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

	Large-cap Buyout	Small and Mid-cap Buyout	Special Situations	Venture	Total
Balance as of April 1, 2017	$-	$-	$-	$-	$-
Net change in unrealized appreciation on investments	-	(7,165)	-	-	(7,165)
Net realized gain on investments	-	-	-	-	-
Contributions	-	2,830,734	-	-	2,830,734
Distributions	-	-	-	-	-
Balance as of March 31, 2018	$-	$2,823,569	$-	$-	$2,823,569

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the year ended March 31, 2018.

The estimated remaining life of the Company’s Portfolio Funds as of March 31, 2018 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

C. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents on the Statements of Assets, Liabilities and Members' Equity – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of March 31, 2018, the Company held $433,648, in an overnight sweep that is deposited into a money market account.

10

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

Year ended March 31, 2018

D. Offering Costs

Offering costs are costs incidental to the issuing and marketing of interests in a company and were non-recurring in nature. As the Company had a continuous offering period, offering costs are amortized to expense over a 12 month period on a straight-line basis. As of March 31, 2018, offering costs of $70,205 are included in the Statement of Operations.

E. Organization Fees

The Company incurred and expensed $47,384 in organizational expenses for the year ended March 31, 2018. The unpaid balance of organization fees is included in due to affiliates in the Statement of Assets, Liabilities and Members’ Equity – Net Assets.

F. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

G. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

H. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members. The Company has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

11

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

Year ended March 31, 2018

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of March 31, 2018, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2016, and after adjustment for purchases and sales between December 31, 2016 and March 31, 2018, the estimated cost of the Portfolio Funds at March 31, 2018, for federal income tax purposes aggregated $64,394,076. The net unrealized appreciation for federal income tax purposes was estimated to be $3,826,851. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $5,119,230 and ($1,292,379), respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2017, the tax years that remains subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2016 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Company’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Company’s financial statements for the year ended March 31, 2018. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the year ended March 31, 2018, the Company did not incur any interest or penalties.

I. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

J. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

K. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: advisory fees (as defined herein); investment related expenses; legal

12

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

Year ended March 31, 2018

fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; Independent Managers’ fees; and expenses of meetings of the Board.

L. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.10% during the first 12-months following the Company's commencement of operations; 0.55% beginning in year two through the end of year eight from the commencement of operations and then 0.30% for the remaining life of the Company based on the Members' total Commitments. For the year ended March 31, 2018, the Company incurred Advisory Fees totaling $930,477.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based the first day of each calendar quarters net assets, subject to a minimum quarterly fee. For the year ended March 31, 2018, the Company incurred administration service fees totaling $65,000.

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $35,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also

13

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

Year ended March 31, 2018

reimbursed for out of pocket expenses in connection with providing their services to the Company. For the year ended March 31, 2018, the Company incurred $210,000 in Independent Managers’ fees.

4. Capital Commitments from Members

At March 31, 2018 and 2017, capital commitments from Members totaled $334,304,294 and $249,360,651, respectively. Capital contributions received by the Company with regard to satisfying Member commitments totaled $66,860,859 and $2,493,607, respectively, which represents approximately 20% and 1% of committed capital at March 31, 2018 and 2017, respectively.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the year ended March 31, 2018 and 2017, the Company issued 459,986.95 and 11,426.66 units, respectively.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the Company's LLC Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement.

5. Capital Commitments of the Company to Portfolio Funds

As of March 31, 2018, the Company had total capital commitments of $253,577,163 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $188,985,959 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	$31,537,630
Small and Mid-cap Buyout	84,248,640
Special Situations	36,657,764
Venture	36,541,925
Total	$188,985,959

6. Description of the Investments

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the

14

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

Year ended March 31, 2018

Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following underlying investments represents 5% or more of Members’ Equity – Net Assets of the Company.

Cerberus Institutional Partners VI, L.P. represents 6.87% of Members’ Equity – Net Assets of the Company as of March 31, 2018. A fund that seeks to maximize total return on capital by seeking capital appreciation and current income thorough the development and management of a portfolio consisting of a broad range of distressed investments.

MCH Iberian Capital Fund IV, F.C.R. represents 5.50% of Members’ Equity – Net Assets of the Company as of March 31, 2018. A fund that focuses fundamentally on companies with a high potential for growth and appreciation, in the development-capital phase and in buy-out transactions.

NB WM Co-Invest LP represents 5.15% of Members’ Equity – Net Assets of the Company as of March 31, 2018. An American company that operates a chain of boating supply and fishing retail stores.

7. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular

15

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

Year ended March 31, 2018

industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

9. Subsequent Events

Company has evaluated all events subsequent to the balance sheet date of March 31, 2018, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

16

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers

NB Crossroads Private Markets Fund IV Holdings LLC:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and members’ equity – net assets of NB Crossroads Private Markets Fund IV Holdings LLC (the Company), including the schedule of investments, as of March 31, 2018, the related statements of operations and cash flows for the year then ended, the statements of changes in members’ equity – net assets for the year ended March 31, 2018 and the period from November 15, 2016 (commencement of operations) through March 31, 2017, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from November 15, 2016 through March 31, 2017. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company as of March 31, 2018, the results of its operations and cash flows for the year then ended, the changes in its net assets and the financial highlights for the year ended March 31, 2018 and the period from November 15, 2016 through March 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2018, by correspondence with the underlying fund managers or by other appropriate auditing procedures where replies from underlying fund managers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Excelsior and NB Crossroads Private Markets investment companies since 2016.

Boston, Massachusetts

May 30, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

17

NB Crossroads Private Markets Fund IV Holdings LLC

Additional Information (Unaudited)

March 31, 2018

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the year ended March 31, 2018.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company at 212-476-8800.

18

NB Crossroads Private Markets Fund IV Holdings LLC

Board of Managers of the Company (Unaudited)

March 31, 2018

Information pertaining to the Board of Managers of the Company is set forth below.

			Number of
			Funds in Fund
	Term of Office		Complex*
Name, Position(s) Held,	and Length of	Principal Occupation During Past 5	Overseen by	Other Directorships Held by Manager
Address, and Year of Birth	Time Served	Years	Manager	During Past 5 Years
Disinterested Managers

Virginia G. Breen, Manager 1290 Avenue of the Americas New York, NY 10104 (1964)	Term Indefinite – Since 2015	Partner, Chelsea Partners (7/11 to present); Partner, Sienna Ventures (2003 to 12/2011); Partner, Blue Rock Capital (8/1995 to 12/2011).	15	Director, Modus Link Global Solutions, Inc. (4/01 to 12/13); Director, Jones Lang LaSalle Property Trust, Inc.; Trustee/Director, UBS A&Q Registered Fund Complex (5 funds) and Director, Calamos Fund Complex (22 funds)

Alan Brott, Manager 1290 Avenue of the Americas New York, NY 10104 (1942)	Term Indefinite – Since Inception	Consultant (since 10/1991); Associate Professor, Columbia University (2000- 2017); Former Partner of Ernst & Young.	16	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Director of Stone Harbor Investment Funds (8 funds), Stone Harbor Emerging Markets Income Fund and Stone Harbor Emerging Markets Total Income Fund.

Victor F. Imbimbo, Jr., Manager 1290 Avenue of the Americas New York, NY 10104 (1952)	Term Indefinite – Since Inception	President and CEO of Caring Today, LLC, an information and support resource for the family caregiver market; Former President for North America TBWA\World Health, a division of TBWA Worldwide, and Executive Vice President of TBWA\New York.	16	Manager of Man FRM Alternative Multi-Strategy Fund LLC.

Thomas F. McDevitt, Manager 1290 Avenue of the Americas New York, NY 10104 (1956)	Term Indefinite – Since 2015	Managing Partner of Edgewood Capital Partners and President of Edgewood Capital Advisors (5/2002 to present).	15	Director of Jones Lang LaSalle Property Trust, Inc. (12/04 to 06/15)

Stephen V. Murphy, Manager 1290 Avenue of the Americas New York, NY 10104 (1945)	Term Indefinite – Since Inception	President of S.V. Murphy & Co, an investment banking firm.	16	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of The First of Long Island Corporation and The First National Bank of Long Island.

Thomas G. Yellin, Manager 1290 Avenue of the Americas New York, NY 10104 (1954)	Term Indefinite – Since Inception	President of The Documentary Group (since 6/2006); Former President of PJ Productions (from 8/2002 to 6/2006); Former Executive Producer of ABC News (from 8/1989 to 12/2002).	15	Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Manager of Man FRM Alternative Multi-Strategy Fund LLC.

* The “Fund Complex” consists of Excelsior Venture Partners III, LLC (“EVP III”), Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund III (Master), LLC, Excelsior Private Markets Fund III (TI), LLC, Excelsior Private Markets Fund III (TE), LLC, NB Crossroads Private Markets Fund IV Holdings LLC, NB Crossroads Private Markets Fund IV (TE) – Client LLC, NB Crossroads Private Markets Fund IV (TI) – Client LLC, NB Crossroads Private Markets Fund V Holdings LP, NB Crossroads Private Markets Fund V (TE) LP, NB Crossroads Private Markets Fund V (TI) LP, NB Crossroads Private Markets Fund V (TE) Advisory LP, NB Crossroads Private Markets Fund V (TI) Advisory LP, and UST Global Private Markets Fund, LLC. Each Manager serves on the board of managers/directors of each fund in the Fund Complex, except only Messrs. Brott, Imbimbo and Murphy serve on the board of managers of EVP III.

19

NB Crossroads Private Markets Fund IV Holdings LLC

Officers of the Company (Unaudited)

March 31, 2018

Information pertaining to the officers of the Company is set forth below.

	Position(s)	Term of Office and
	Held with the	Length of Time	Principal Occupation During Past 5
Name, Address* and Age	Company	Served	Years
Officers who are not Managers

Robert Conti (1956)	Chief Executive Officer and President	Term — Indefinite; Length — since 2015	Managing Director, Neuberger Berman LLC, since 2007; President - Mutual Funds, NBIA, since 2009. Formerly, Senior Vice President, Neuberger Berman LLC (2003-2006), Vice President, Neuberger Berman LLC (1999-2003).

James D. Bowden (1953)	Vice President	Term — Indefinite; Length — since 2015	Managing Director, Neuberger Berman LLC, since 2015. Formerly, Managing Director, Bank of America; Manager and Vice President, Merrill Lynch Alternative Investments LLC (2013-2015); Executive Vice President, Bank of America Capital Advisors LLC (1998-2013).

Claudia A. Brandon (1956)	Executive Vice President and Secretary	Term — Indefinite; Length — since 2015	Senior Vice President, Neuberger Berman LLC, since 2007 and Employee since 1999; Senior Vice President, NBIA, since 2008 and Assistant Secretary since 2004. Formerly, Vice President, Neuberger Berman LLC (2002-2006), Vice President – Mutual Fund Board Relations, NBIA (2000-2008), Vice President, NBIA (1986-1999) and Employee (1984-1999).

Mark Bonner (1977)	Assistant Treasurer	Term — Indefinite; Length — since 2015	Senior Vice President, Neuberger Berman LLC, since 2015. Formerly, Senior Vice President, Bank of America; Merrill Lynch Alternative Investments LLC (2006-2015); Manager, Advent International Corporation (2004-2006); Senior Associate, PricewaterhouseCoopers LLP (1999-2004).

20

NB Crossroads Private Markets Fund IV Holdings LLC

Officers of the Company (Unaudited)

March 31, 2018

Information pertaining to the officers of the Company is set forth below.

	Position(s)	Term of Office and
	Held with the	Length of Time	Principal Occupation During Past 5
Name, Address* and Age	Company	Served	Years
Officers who are not Managers

Corey A. Issing (1978)	Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002) and Anti-Money Laundering Compliance Officer	Term — Indefinite; Length — since 2016	General Counsel and Head of Compliance–Mutual Funds since 2016 and Managing Director, NBIA, since 2017. Formerly, Associate General Counsel (2015-2016), Counsel (2007-2015), Senior Vice President (2013-2016), Vice President (2009-2013).

Sheila James (1965)	Assistant Secretary	Term — Indefinite; Length — since 2015	Vice President, Neuberger Berman LLC, since 2008 and Employee since 1999; Vice President, NBIA, since 2008. Formerly, Assistant Vice President, Neuberger Berman LLC (2007-2008); Employee, NBIA (1991-1999).

Brian Kerrane (1969)	Vice President	Term — Indefinite; Length — since 2015	Managing Director, Neuberger Berman LLC, since 2013; Chief Operating Officer – Mutual Funds and Managing Director, NBIA, since 2015. Formerly, Senior Vice President, Neuberger Berman LLC (2006 to 2014), Vice President, NBIA (2008-2015) and Employee since 1991.

Josephine Marone (1963)	Assistant Secretary	Term — Indefinite; Length — since 2015	Senior Paralegal, Neuberger Berman LLC, since 2007 and Employee since 2007.

John M. McGovern (1970)	Treasurer	Term — Indefinite; Length — since 2015	Senior Vice President, Neuberger Berman LLC, since 2007; Senior Vice President, NBIA, since 2007 and Employee since 1993. Formerly, Vice President, Neuberger Berman LLC (2004-2006), Assistant Treasurer (2002-2005).

21

NB Crossroads Private Markets Fund IV Holdings LLC

Officers of the Company (Unaudited)

March 31, 2018

Information pertaining to the officers of the Company is set forth below.

	Position(s)	Term of Office and
	Held with the	Length of Time	Principal Occupation During Past 5
Name, Address* and Age	Company	Served	Years
Officers who are not Managers

Brien Smith (1957)	Vice President	Term — Indefinite; Length — since 2017	Managing DIrector, Neuberger Berman LLC, since 2005. Chief Operating Officer of NB Private Equity Division since 2017.

Chamaine Williams (1971)	Chief Compliance Officer	Term — Indefinite; Length — since 2015	Chief Compliance Officer – Mutual Funds and Senior Vice President, NBIA, since 2006. Formerly, Senior Vice President, Lehman Brothers (2007-2008), Vice President, Lehman Brothers (2003-2006), Chief Compliance Officer, Lehman Brothers Asset Management Inc. (2003-2007), Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC (2003-2007).

* The business address of each listed person is 1290 Avenue of the Americas, New York, NY 10104, except for James D. Bowden and Mark Bonner whose business address is 53 State Street, 13th Floor, Boston, MA 02109; and Brien Smith whose business address is 325 North Saint Paul St. 49th Floor Dallas, TX 75201.

All officers of the Company are employees and/or officers of the Registered Investment Adviser. Officers of the Company are elected by the Managers and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request.

22

Item 2. Code of Ethics.

The Registrant (or the “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there were no substantive amendments to or waivers from the code of ethics.

A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Advisers Management Trust’s Form N-CSRS, Investment Company Act file number 811-04255 (filed August 25, 2016). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.

The Board of Managers (the “Board”) of the Registrant has determined that Alan Brott and Stephen V. Murphy possess the technical attributes to qualify as the audit committee's financial experts and that each of them is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

KPMG, LLP serves as independent registered public accounting firm to the Registrant.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the fiscal years ended March 31, 2017 and March 31, 2018 were $17,524 and $20,874, respectively.

(b) Audit-Related Fees

There were no audit-related services provided by the principal accountant to the Registrant for the last fiscal year.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the last fiscal year.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last fiscal year.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None of the services described in paragraphs (b)-(d) above were approved by the Registrant’s audit committee pursuant to the “de minimis exception” in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to:

(i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2018, were $0 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2017, were $0 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Subject to the Board’s oversight, the Registrant has delegated responsibility to vote any proxies the Registrant may receive to the Investment Adviser, Neuberger Berman Investment Advisers LLC (“NBIA”).

NBIA is required by the Board to vote proxies related to portfolio securities in the best interests of the Registrant and its members. The Board permits NBIA to contract with a third party to obtain proxy voting and related services, including research of current issues.

NBIA has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that NBIA votes proxies prudently and in the best interest of its advisory clients for whom NBIA has voting authority, including the Registrant. The Proxy Voting Policy also describes how NBIA addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

NBIA’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendor as a voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NBIA utilizes Glass, Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with NBIA’s voting guidelines.

NBIA’s guidelines adopt the voting recommendations of Glass Lewis. NBIA retains final authority and fiduciary responsibility for proxy voting. NBIA believes that this process is reasonably designed to address material conflicts of interest that may arise between NBIA and a client as to how proxies are voted.

In the event that an investment professional at NBIA believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NBIA’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NBIA and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NBIA and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information on how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Registrant toll-free at 866-637-2587 or by accessing the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Member - As of March 31, 2018:

Neuberger Berman Private Equity’s investment team is responsible for the day-to-day management of the Fund and, along with other members of NB Private Equity, serves as the day-to-day interface with the members of the Investment Committee, which serve as the Fund’s Portfolio Fund Managers. The Investment Committee and other senior private equity investment personnel also have responsibility for managing private equity investments made on behalf of third-party investors, sourcing new investment opportunities, performing due diligence on all new investment opportunities and monitoring existing investments.

The Investment Committee is responsible for the development, selection, and ongoing monitoring and realization of investments:

James Bowden is a Managing Director of Neuberger Berman. Previously, Mr. Bowden was a Managing Director at Bank of America / Merrill Lynch, managing the group’s private equity fund of funds business since its inception in 1998. In that capacity he led the private placement capital raising activities, directed investment origination and has ongoing management and administration responsibilities for the Bank of America fund of funds business. Mr. Bowden’s career covers a variety of private equity, commercial banking and management consulting positions. Prior to joining Bank of America / Merrill Lynch, he served as the manager of the Chicago office of Corporate Credit Examination Services for Continental Bank, where he had responsibility for the independent oversight of the Private Equity Investing and Midwest Commercial Banking Division. Earlier in his career, he was a Managing Consultant in the Financial Advisory Services practice of Coopers & Lybrand, specializing in corporate turnarounds and previously focused on commercial lending and problem loan workouts during his time at Continental Bank, Citicorp and the American National Bank of Chicago. Mr. Bowden received his M.B.A. and B.B.A. from the University of Michigan. Mr. Bowden is a Certified Public Accountant.

John P. Buser is a Managing Director of Neuberger Berman and Executive Vice Chairman of NB Alternatives. He is also a member of the Private Investment Portfolios, Co-Investment, Latin America Private Equity, Northbound and Secondary Investment Committees. Before joining Neuberger Berman in 1999, Mr. Buser was a partner at the law firm of Akin, Gump, Strauss, Hauer & Feld, L.L.P., where he had extensive experience in the practice of domestic and international income taxation during his 17 year tenure. Mr. Buser was admitted to the State Bar of Texas in 1982 after receiving his J.D. from Harvard Law School. Prior to attending law school, Mr. Buser graduated summa cum laude with a B.S. in accounting from Kansas State University.

Michael Kramer is a Managing Director of Neuberger Berman. He is a member of the Co-Investment, Credit Opportunities, Marquee Brands and Private Investment Portfolios Investment Committees as well as a member of the Board of Directors for Marquee Brands. Mr. Kramer is currently a board observer for By Light Professional IT Services, which is a portfolio company of our dedicated co-investment funds. Before joining Neuberger Berman in 2006, Mr. Kramer was a vice president at The Cypress Group, a private equity firm with $3.5 billion under management. Prior thereto, he worked as an analyst at PaineWebber Incorporated. Mr. Kramer holds an M.B.A. from Harvard Business School and a B.A., cum laude, from Harvard College.

John H. Massey is the Chairman of the Neuberger Berman Private Investment Portfolios Investment Committee. He is also a member of the Co-Investment and Latin America Private Equity Investment Committees. In 1996, Mr. Massey was elected as one of the original members of the board of directors of the PineBridge Fund Group. Mr. Massey is active as a private investor and corporate director. Previously, he was Chairman and CEO of Life Partners Group, Inc., a NYSE listed company. Over the last 35 years, Mr. Massey has also served in numerous executive leadership positions with other publicly held companies including Gulf Broadcast Corporation, Anderson Clayton & Co., and Gulf United Corporation. He began his career in 1966 with Republic National Bank of Dallas as an investment analyst. Mr. Massey currently serves on the boards of several financial institutions, including Central Texas Bankshare Holdings, and Hill Bancshares Holdings, Inc., among others. He is also the principal shareholder of Columbus State Bank in Columbus, Texas and Hill Bank and Trust Company in Weimar, Texas. Mr. Massey received the Most Distinguished Alumnus award from SMU’s Cox School of Business in 1993. In 2009, he and Mrs. Massey were jointly named Most Distinguished Alumnus by The University of Texas from the Dallas/Fort Worth area. He currently serves as Chair of the Board of Trustees of the University of Texas School of Law and as an Advisory Board Member of the McCombs School of Business at The University of Texas. He is also active in oil and gas, agricultural and wildlife conservation activities in Colorado County and Matagorda County, Texas. Mr. Massey received a B.B.A. from Southern Methodist University and an M.B.A. from Cornell University. He also earned an L.L.B. from The University of Texas at Austin. He received his Chartered Financial Analyst designation and has been a member of the State Bar of Texas since 1966.

David Morse is a Managing Director of Neuberger Berman, and is the Global Co-Head of Private Equity Co-Investments. He is also a member of Co-Investment, Private Debt and Private Investment Portfolios Investment Committees. Mr. Morse is currently a Board Observer of Behavioral Health Group, Taylor Precision Investments, CSC Service Works and ProAmpac, all of which are portfolio companies of our dedicated co-investment funds. Mr. Morse joined Lehman Brothers in 2003 as a Managing Director and principal in the Merchant Banking Group where he helped raise and invest Lehman Brothers Merchant Banking Partners III L.P. Prior to joining Lehman Brothers, Mr. Morse was a founding Partner of Hampshire Equity Partners (and its predecessor entities). Founded in 1993, Hampshire is a middle-market private equity and corporate restructuring firm with $825 million of committed capital over three private equity funds. Prior to Hampshire, Mr. Morse worked in GE Capital’s Corporate Finance Group providing one-stop financings to middle-market buyouts. Mr. Morse began his career in 1984 in Chemical Bank’s middle-market lending group. Mr. Morse holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. in Economics from Hamilton College. Mr. Morse is a member of the M.B.A. Advisory Board of the Tuck School, a member of the Alumni Council of Hamilton College, and a member of the Board of Trustees of the Berkshire School.

Joana P. Rocha Scaff is a Managing Director of Neuberger Berman, Head of Europe Private Equity and a member of the Co-Investment, Latin America Private Equity and Private Investment Portfolios Investment Committees. Previously, Ms. Scaff worked in investment banking covering primarily the telecommunications, media and information services sectors. Ms. Scaff worked in the investment banking division of Lehman Brothers, and prior to that at Citigroup Global Markets and Espirito Santo Investment. She advised on corporate transactions including mergers and acquisitions, financial restructurings and public equity and debt offerings in the United States, Europe and Brazil. Ms. Scaff received her M.B.A. from Columbia Business School and her B.A. in Business Management and Administration from the Universidade Catolica of Lisbon. Ms. Scaff is a member of the LP Committee of the BCVA – British Private Equity & Venture Capital Association.

Jonathan D. Shofet is the Global Head of the Firm’s Private Investment Portfolios group and is a Managing Director of Neuberger Berman. Prior to joining Neuberger Berman in 2005, Mr. Shofet was a member of the Lehman Brothers Private Equity division for five years, focusing on mid-through late-stage equity investments primarily in the technology, communications and media sectors. Prior to that, Mr. Shofet was a member of the Lehman Brothers Investment Banking division, where he focused on public and private financings, as well as strategic advisory in the real estate, technology and utility sectors. Mr. Shofet sits on the Limited Partner Advisory Boards of Castlelake Airline Credit, Castlelake Credit Strategies, Chambers Energy Capital, ComVest Investment Partners, DFJ Gotham, DFW Capital, Edison Venture Fund, Garrison Opportunities Fund, LLR Partners, NewSpring Capital, Platinum Equity, Siris Partners, Tengram Capital Partners and Wayzata Opportunities Fund. He is also a Board Observer for several private companies. Mr. Shofet holds a B.A. from Binghamton University, where he graduated summa cum laude, Phi Beta Kappa.

Brien P. Smith is a Managing Director of Neuberger Berman and the Chief Operating Officer of the Firm’s Private Equity division. He is also a member of the Private Investment Portfolios, Co-Investment, Latin America Private Equity and Private Debt Investment Committees. Mr. Smith sits on the Limited Partner Advisory Boards of a number of investment relationships on behalf of Neuberger Berman funds. Prior to joining Neuberger Berman in 2001, Mr. Smith worked in the middle market private equity firm Mason Best Company, L.P., and its affiliates. While at Mason Best, Mr. Smith served in a number of roles, including executing private equity investments and dispositions, arranging transaction financing and restructuring underperforming investments. Mr. Smith began his career at Arthur Andersen & Co. where he focused on the financial services sector in the southwest. Mr. Smith sits on the Red McCombs School of Business Advisory Council at the University of Texas at Austin. He is also a director of National Autotech Inc. and has also served on a number of other boards of directors. Mr. Smith received a Master’s in Professional Accounting and a B.B.A. from the University of Texas at Austin.

David S. Stonberg is a Managing Director of Neuberger Berman and is the Global Co-Head of Private Equity Co-Investments. He is also a member of the Co-Investment, Private Investment Portfolios, Latin America Private Equity and Secondary Investment Committees. Before joining Neuberger Berman in 2002, Mr. Stonberg held several positions within Lehman Brothers’ Investment Banking Division including providing traditional corporate and advisory services to clients as well as leading internal strategic and organizational initiatives for Lehman Brothers. Mr. Stonberg began his career in the Mergers and Acquisitions Group at Lazard Frères. Mr. Stonberg is also a member of the Neuberger Berman Risk Committee. Mr. Stonberg holds an M.B.A. from the Stern School of New York University and a B.S.E. from the Wharton School of the University of Pennsylvania.

Anthony D. Tutrone is the Global Head of Neuberger Berman Private Equity and a Managing Director of Neuberger Berman. He is a member of all Neuberger Berman Private Equity’s Investment Committees. Mr. Tutrone is a member of Neuberger Berman's Partnership, Operating, and Asset Allocation Committees. Prior to starting at Neuberger Berman, from 1994 to 2001, Mr. Tutrone was a Managing Director and founding member of The Cypress Group, a private equity firm focused on middle market buyouts with approximately $3.5 billion in assets under management. Mr. Tutrone began his career at Lehman Brothers in 1986, starting in Investment Banking and in 1987 becoming one of the original members of the firm’s Merchant Banking Group. This group managed a $1.2 billion private equity fund focused on middle market buyouts. He has been a member of the board of directors of several public and private companies and has sat on the advisory boards of several private equity funds. Mr. Tutrone earned an M.B.A. from Harvard Business School and a B.A. in Economics from Columbia University.

Peter J. Von Lehe is a Managing Director of Neuberger Berman and Head of Investment Solutions. He is also a member of the Athyrium, Private Investment Portfolios, Co-Investment, Latin America Private Equity and Private Debt Investment Committees. Mr. von Lehe sits on the Limited Partner Advisory Boards of a number of investment relationships globally on behalf of Neuberger Berman funds. Previously, Mr. von Lehe was a Managing Director and Deputy Head of the Private Equity Fund of Funds unit of Swiss Reinsurance Company. There, Mr. von Lehe was responsible for investment analysis and product structuring and worked in both New York and Zurich. Before that, he was an attorney with the law firm of Willkie Farr & Gallagher LLP in New York focusing on corporate finance and private equity transactions. He began his career as a financial analyst for a utility company, where he was responsible for econometric modeling. Mr. von Lehe received a B.S. with Honors in Economics from the University of Iowa and a J.D. with High Distinction, from the University of Iowa College of Law. He is a member of the New York Bar.

Patricia Miller Zollar is a Managing Director of Neuberger Berman and a Partner within Neuberger Berman Alternatives. Within the alternatives business, she is responsible for managing a bespoke Co-Investment Separate Account and leading the NorthBound Emerging Managers Private Equity Fund, a private equity fund which invests in private equity partnership interests and co-investments. She is also a member of the Co-Investment, Private Investment Portfolios, and NorthBound Investment Committees. Before the management buyout of Neuberger, Ms. Zollar co-headed and co-founded the Lehman Brothers Partnership Solutions Group (“PSG”), a Wall Street business focused on developing strategic opportunities with women- and minority-owned financial services firms. The innovation of the Partnership Solutions Group was chronicled in a case study for the Harvard Business School. Before rejoining Lehman Brothers in 2004, Ms. Zollar was a vice president in the Asset Management Division of Goldman Sachs. Ms. Zollar began her career as a Certified Public Accountant in the Audit Division of Deloitte & Touche. She received her MBA from Harvard Business School and her B.S., with highest distinction, from North Carolina A&T State University, where she formerly served as Chairperson of the Board of Trustees and is the recipient of an honorary Doctorate degree. Ms. Zollar is a member of the Executive Leadership Council and serves on the executive board of the National Association of Investment Companies and The Apollo Theater.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2018:

The following tables set forth information about funds and accounts other than the Registrant for which a member of the Portfolio Management Team is primarily responsible for the day-to-day portfolio management as of March 31, 2018, unless indicated otherwise.

James Bowden

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$767,800,000	12	$1,847,200,000	0	N/A

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$767,800,000	12	$1,847,200,000	0	N/A

John P. Buser

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$767,800,000	33	$9,746,200,000	45	$13,770,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$767,800,000	33	$9,746,200,000	45	$13,770,700,000

Michael Kramer

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

John H. Massey

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

David Morse

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

Joana P. Rocha Scaff

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

Jonathan D. Shofet

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

Brien P. Smith

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$767,800,000	33	$9,604,600,000	43	$13,540,690,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

David S. Stonberg

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

Anthony D. Tutrone

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$767,800,000	33	$9,746,200,000	45	$13,770,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$767,800,000	33	$9,746,200,000	45	$13,770,700,000

Peter J. Von Lehe

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$767,800,000	32	$9,604,600,000	43	$13,540,690,000

Patricia Miller Zollar

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
5	$767,800,000	33	$9,746,200,000	45	$13,770,700,000

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
5	$767,800,000	33	$9,746,200,000	45	$13,770,700,000

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if a Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2018:

Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for the Fund’s Portfolio Management Team consists of fixed (salary) and variable compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the portfolio manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation for a portfolio manager is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

The terms of our long-term retention incentives are as follows:

•	Employee-Owned Equity. Certain employees (i.e., senior leadership and investment professionals) participate in Neuberger Berman’s equity ownership structure, which was designed to incentivize and retain key personnel.

In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity, which, in certain instances, is vested upon issuance and in other instances vesting aligns with the vesting of Neuberger Berman’s Contingent Compensation Plan (vesting over 3 years).

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•	Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In prior years, employees may have elected to have a portion of their contingent amounts delivered in the form of NBSH equity (either vested or unvested, depending on the terms of the plain for that year). Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

•	Restrictive Covenants. Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

(a)(4) As of March 31, 2018, no Portfolio Management Team member owned any Interests in the Registrant.

(b) Not applicable.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the fiscal year ended March 31, 2018.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the fiscal year ended March 31, 2018.

Item 13. Exhibits.

(a)(1)	Code of Ethics – see Item 2

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund IV (TI) - Client LLC

By: /s/ Robert Conti

Robert Conti

Chief Executive Officer and President

Date: June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti

Robert Conti

Chief Executive Officer and President

(Principal Executive Officer)

Date: June 8, 2018

By: /s/ John M. McGovern

John M. McGovern

Treasurer

(Principal Financial Officer)

Date: June 8, 2018